CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings (Deficit) [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)
Balance at Sep. 30, 2012		¥ 313,432		¥ 0		¥ 397,671		¥ (100,967)		¥ (6,280)		¥ (29,377)		¥ 52,385
Balance (in shares) at Sep. 30, 2012 | shares			23,382,812	23,382,812
Net income (loss) for the year		9,312		¥ 0		0		7,494		0		0		1,818
Issuance of restricted share (in shares) | shares			134,500	134,500
Share repurchased		(6,282)		¥ 0		0		0		0		(6,282)		0
Share repurchased (in shares) | shares			(611,386)	(611,386)
Share-based compensation expense		1,893		¥ 0		1,893		0		0		0		0
Translation adjustments		1,890		0		0		0		1,890		0		0
Balance at Sep. 30, 2013		320,245		¥ 0		399,564		(93,473)		(4,390)		(35,659)		54,203
Balance (in shares) at Sep. 30, 2013 | shares			22,905,926	22,905,926
Net income (loss) for the year		(10,140)		¥ 0		0		(9,527)		0		0		(613)
Issuance of restricted share (in shares) | shares			75,000	75,000
Share repurchased		(1,786)		¥ 0		0		0		0		(1,786)		0
Share repurchased (in shares) | shares			(167,385)	(167,385)
Share-based compensation expense		1,324		¥ 0		1,324		0		0		0		0
Translation adjustments		(56)		0		0		0		(56)		0		0
Balance at Sep. 30, 2014		309,587		¥ 0		400,888		(103,000)		(4,446)		(37,445)		53,590
Balance (in shares) at Sep. 30, 2014 | shares			22,738,541	22,738,541
Net income (loss) for the year	$ (2,800)	(17,814)		¥ 0		0		(13,808)		0		0		(4,006)
Share repurchased		0
Share-based compensation expense		1,612		0		1,612		0		0		0		0
Translation adjustments	(410)	(2,607)		0		0		0		(2,607)		0		0
Balance at Sep. 30, 2015	$ 45,710	¥ 290,778	$ 0	¥ 0	$ 63,273	¥ 402,500	$ (18,362)	¥ (116,808)	$ (1,110)	¥ (7,053)	$ (5,886)	¥ (37,445)	$ 7,795	¥ 49,584
Balance (in shares) at Sep. 30, 2015 | shares			22,813,541	22,813,541